Leases (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted average remaining lease term	2 years 7 months 24 days	3 years 7 months 2 days	4 years 6 months 10 days
Weighted average discount rate	3.60%	4.60%	5.00%